Others - Financial instruments, schedule of financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Total lease liabilities	$ 683	$ 510
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	0	2,746
Financial assets at amortized cost
Financial instruments
Financial assets	180,567	171,521
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	419	1,793
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	12,903	11,702
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	125,976	127,121
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	36,300	36,000
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	7,567	7,902
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	358	352
Non-current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	10,173	0
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 193	$ 146